INCOME TAX EXPENSE - Capital losses (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 55,829
Canada
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	55,829
Canada | 2034
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,129
Canada | 2035
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,742
Canada | 2036
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,626
Canada | 2037
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,625
Canada | 2038
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,951
Canada | 2039
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,924
Canada | 2040
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	12,286
Canada | 2041
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 10,546